Assets pledged, collateral received and assets transferred - Transferred financial assets and the associated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 200,367	£ 184,537
Associated liabilities	(113,949)	(97,494)
Derivatives
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	77,941	64,826
Associated liabilities	(77,941)	(64,826)
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	54,509	48,504
Associated liabilities	(31,220)	(28,494)
Securities lending arrangements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	62,741	66,703
Associated liabilities	0	0
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	5,176	4,504
Associated liabilities	£ (4,788)	£ (4,174)